Net Loss Per Share Attributable To Ordinary Shareholders - Summary of Diluted Net Loss Per Share not Include Following Instruments as their Inclusion would be Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	13,911,531	17,015,617	17,958,771
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	13,881,531	16,960,117	17,942,271
Non-vested restricted share units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	30,000	55,500	16,500